Subsequent Events - Additional Information (Detail)									1 Months Ended	12 Months Ended
	Jun. 04, 2018 USD ($)	May 02, 2018 $ / shares shares	Apr. 06, 2018 shares	Feb. 26, 2018 shares	Feb. 09, 2018 USD ($) $ / shares shares	Nov. 06, 2017 $ / shares shares	Jul. 21, 2016 $ / shares shares	Jul. 19, 2016 shares	Feb. 28, 2018 shares	Dec. 31, 2017 $ / shares shares	Mar. 31, 2018 $ / shares shares	Jan. 25, 2018 shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
Subsequent Event [Line Items]
Number of pre-funded warrants									76,000
Common stock, shares issued (in shares)										228,140	896,995		24
Common stock, shares outstanding (in shares)										228,139	896,994		23
Common stock, shares authorized (in shares)								170,000,000		500,000,000	500,000,000		500,000,000
Reverse stock split ratio						0.0029	0.0625
Reverse stock split						1:350
Common stock, par value (in dollars per share) | $ / shares							$ 0.01			$ 0.01	$ 0.01		$ 0.01
Number of fractional shares were issued in connected with the reverse stock split							0
Minimum [Member]
Subsequent Event [Line Items]
Warrants exercisable per share price (in dollars per share) | $ / shares										1,225			281,750	$ 2,072,000	$ 4,900,000
Reverse stock split ratio								0.1
Maximum [Member]
Subsequent Event [Line Items]
Warrants exercisable per share price (in dollars per share) | $ / shares										$ 19,712,000			$ 19,712,000	$ 19,712,000	$ 19,712,000
Reverse stock split ratio								0.05
Board of Directors [Member]
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)											500,000,000
Board of Directors [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)				500,000,000
Reverse stock split ratio				0.01
Board of Directors [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)				1,000,000,000
Reverse stock split ratio				0.002
OTCQB [Member]
Subsequent Event [Line Items]
Reverse stock split ratio						0.0029
Common stock, par value (in dollars per share) | $ / shares						$ 0.01
Number of fractional shares were issued in connected with the reverse stock split						0
Common Stock Issued [Member]
Subsequent Event [Line Items]
Number of fractional shares were issued in connected with the reverse stock split										93
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split ratio		0.002
Reverse stock split		1:500
Subsequent Event [Member] | Senior Secured Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Interest rate	8.00%
Total face amount | $	$ 3,886,109
Purchase price | $	$ 2,270,463
Subsequent Event [Member] | Registered Offering [Member]
Subsequent Event [Line Items]
Number of registered common stock offering					212,000,000
Number of pre-funded warrants					38,000,000
Number of pre-funded warrants to purchase shares of common stock					38,000,000
Gross proceeds from sale of warrants | $					$ 5,000,000
Offering price | $ / shares					$ 0.02
Number of common stock purchase warrant					1
Number of shares to purchase upon common stock purchase warrant					2
Purchase of common stock warrants, pre-funded warrants shall be paid at offering, per unit | $ / shares					$ 0.019
Purchase of common stock warrants, pre-funded warrants shall be paid upon exercise, per unit | $ / shares					$ 0.001
Warrants expiration period					5 years
Warrants exercisable per share price (in dollars per share) | $ / shares					$ 0.02
Common stock, shares issued (in shares)					434,981,824
Common stock, shares outstanding (in shares)					434,981,824
Subsequent Event [Member] | Exchange Agreement [Member]
Subsequent Event [Line Items]
Shares issuable upon warrants exercised												108,900,000
Subsequent Event [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)		1,000,000,000	1,000,000,000
Reverse stock split ratio		0.002
Reverse stock split		1-for-500
Common stock, par value (in dollars per share) | $ / shares		$ 0.01
Subsequent Event [Member] | Board of Directors [Member] | Minimum [Member]
Subsequent Event [Line Items]
Reverse stock split ratio			0.01
Reverse stock split			1-for-100
Subsequent Event [Member] | Board of Directors [Member] | Maximum [Member]
Subsequent Event [Line Items]
Reverse stock split ratio			0.0020
Reverse stock split			1-for-500
Subsequent Event [Member] | OTCQB [Member]
Subsequent Event [Line Items]
Reverse stock split ratio		0.0020
Reverse stock split		1:500
Common stock, par value (in dollars per share) | $ / shares		$ 0.01
Number of fractional shares were issued in connected with the reverse stock split		0
Subsequent Event [Member] | Series D Warrants [Member] | Registered Offering [Member]
Subsequent Event [Line Items]
Number of warrants to purchase aggregate shares of common stock					500,000,000
Subsequent Event [Member] | Common Stock Issued [Member] | Registered Offering [Member]
Subsequent Event [Line Items]
Offering share issued					1
Subsequent Event [Member] | Warrants [Member] | Registered Offering [Member]
Subsequent Event [Line Items]
Offering share issued					1